Deferred Tax (Details) - Schedule of Unrecognized Deferred Tax Assets and Liabilities - GBP (£)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Schedule Of Unrecognized Deferred Tax Assets And Liabilities [Line Items]
Unrecognised Deferred Tax Assets and Liabilities	£ 2,773,901	£ 2,133,540	£ 2,133,540	£ 4,584,946
Accelerated capital allowances [Member]
Schedule Of Unrecognized Deferred Tax Assets And Liabilities [Line Items]
Unrecognised Deferred Tax Assets and Liabilities		0		(64,728)
Unused tax losses [Member]
Schedule Of Unrecognized Deferred Tax Assets And Liabilities [Line Items]
Unrecognised Deferred Tax Assets and Liabilities	2,544,105	2,018,188	2,018,188	3,551,713
Accrued expenses not yet tax deductible [Member]
Schedule Of Unrecognized Deferred Tax Assets And Liabilities [Line Items]
Unrecognised Deferred Tax Assets and Liabilities	£ 229,796	115,352	£ 115,352	176,693
Impact of prior year adjustments [Member]
Schedule Of Unrecognized Deferred Tax Assets And Liabilities [Line Items]
Unrecognised Deferred Tax Assets and Liabilities		0		496,628
Specific allowance in US subsidiary [Member]
Schedule Of Unrecognized Deferred Tax Assets And Liabilities [Line Items]
Unrecognised Deferred Tax Assets and Liabilities		£ 0		£ 424,640